Administrative Expenses - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	$ 128,449	$ 121,994	$ 113,530
Raymond James Financial Services
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	86,499	82,400	86,965
Smith Leonard PLLC
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	1,000	2,000	15,000
GreerWalker LLP
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	27,000	25,000
Empower Annuity Insurance Company of America
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	$ 13,950	$ 12,594	7,025
Great-West Life & Annuity Insurance Company
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees			$ 4,540